Deferred income tax assets/(liabilities) - Deferred income tax assets - net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Deferred income tax assets	¥ 53,560	¥ 76,938
Deferred income tax liabilities		(9)
Deferred income tax assets - net	53,560	76,929	¥ 61,163
After more than 12 months
Deferred income tax
Deferred income tax assets	¥ 53,560	76,938
Deferred income tax liabilities		¥ (9)